Taxes (Details 3) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current liabilities	$ 875	$ 1,292
Non-current liabilities	598	576
Total liabilities	1,473	1,868
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	632	844
Non-current liabilities	598	576
Total liabilities	1,230	1,420
Country Of Brazil [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	566	785
Non-current liabilities	427	392
Total liabilities	993	1,177
Country Of Brazil [Member] | Tax Settlement Programs P R T [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	66	59
Non-current liabilities	171	184
Total liabilities	237	243
Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	243	448
Total liabilities	$ 243	$ 448